Other Comprehensive Income	12 Months Ended
Dec. 31, 2018
Other Comprehensive Income

15. Other Comprehensive Income

The components of other comprehensive (loss) income on a pre-tax and after-tax basis for the years ended December 31 are as follows:

	2018			2017			2016
($ in thousands)	Pre-tax	Tax	After-tax	Pre-tax	Tax	After-tax	Pre-tax	Tax	After-tax
Unrealized net holding gains and losses arising during the period, net of related offsets	$(65,379)	$13,730	$(51,649)	$(89,152)	$31,203	$(57,949)	$15,344	$(5,370)	$9,974
Less: reclassification adjustment of realized capital gains and losses	(1,359)	285	(1,074)	12,710	(4,449)	8,261	(22,431)	7,851	(14,580)

Unrealized net capital gains and losses	(64,020)	13,445	(50,575)	(101,862)	35,652	(66,210)	37,775	(13,221)	24,554
Unrealized foreign currency translation adjustments	124	(26)	98	3,706	(1,297)	2,409	1,751	(613)	1,138

Other comprehensive (loss) income	$(63,896)	$13,419	$(50,477)	$(98,156)	$34,355	$(63,801)	$39,526	$(13,834)	$25,692